CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents
CASH AND CASH EQUIVALENTS

11. CASH AND CASH EQUIVALENTS

	2022 $	2021 $	2020 $
Reconciliation of cash and cash equivalents

Cash at bank and on hand	11,731,325	20,902,282	14,214,160
Total cash and cash equivalents	11,731,325	20,902,282	14,214,160

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(7,163,123)	(7,077,619)	(6,294,775)

Adjust for non-cash items
Amortisation and depreciation expenses	343,427	265,748	65,148
Other expenses	-	-	2,885
Impairment of receivables	564,161	-	-
Share-based payments expense	437,508	714,577	(14,442)
Net (profit) / loss on disposal of plant and equipment	-	-	(37,000)
Depreciation of right-of-use of assets	235,241	212,474	200,785
Inventory written-off	30,214	54,523	18,917
Gain on investment previously written off	-	-	(43,380)
Finance costs	15,215	16,338	86,503
Interest received	(36,256)	(62,394)	(22,507)

Net foreign exchange (gains) / losses	(244,762)	9,755	(597,441)
	(5,818,375)	(5,866,598)	(6,635,307)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

11. CASH AND CASH EQUIVALENTS (cont.)

	2022 $	2021 $	2020 $
Reconciliation of cash and cash equivalents (cont.)

Adjust for changes in assets and liabilities
(Increase) / Decrease in trade and other receivables	(1,889,124)	(284,971)	29,412
Decrease / (Increase) in other operating assets	16,493	(182,602)	115,455
(Increase) / Decrease in inventories	(351,437)	14,463	(59,525)
Decrease / (Increase) in other non-current assets	97,868	-	-
Increase / (Decrease) in trade and other payables	2,178,301	(14,991)	891,498
Increase / (Decrease) in provisions	106,818	38,770	(53,631)
Net cash flows from / (used in) operating activities	(5,659,456)	(6,295,928)	(5,712,098)
Financing facilities available
As at June 30, 2022, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	190,020	190,020	193,605
Facilities used as at reporting date
Credit cards	-	(9,511)	(5,332)
Facilities unused as at reporting date
Credit cards	190,020	180,509	188,273

The Company’s main interest rate risk arises in relation to its short-term deposits with various financial institutions. If rates were to decrease, the Company may generate less interest revenue from such deposits. However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Company has a Short-Term Investment Policy which was developed to manage the Company’s surplus cash and cash equivalents. In this context, the Company adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required. Under the policy, the Company deposits its surplus cash in a range of deposits / securities over different time frames and with different institutions in order to diversify its portfolio and minimise risk.